Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions Schedule Of Related Party Transactions 1	$ 810,982
Related Party Balances And Transactions Schedule Of Related Party Transactions 2	22,823
Related Party Balances And Transactions Schedule Of Related Party Transactions 3	401,244
Related Party Balances And Transactions Schedule Of Related Party Transactions 4	0
Related Party Balances And Transactions Schedule Of Related Party Transactions 5	1,212,226
Related Party Balances And Transactions Schedule Of Related Party Transactions 6	22,823
Related Party Balances And Transactions Schedule Of Related Party Transactions 7	0
Related Party Balances And Transactions Schedule Of Related Party Transactions 8	593,617
Related Party Balances And Transactions Schedule Of Related Party Transactions 9	12,728
Related Party Balances And Transactions Schedule Of Related Party Transactions 10	$ 12,624